NUCLEAR FUEL INVENTORY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Total Current	R$ 538,827	R$ 510,638
Non-current
Total Non-current	840,550	828,410
TOTAL	1,379,377	1,339,048
Elements ready
Current
Total Current	538,827	510,638
Non-current
Total Non-current	251,811	373,108
Uranium concentrate
Non-current
Total Non-current	204,116	187,394
In progress - nuclear fuel
Non-current
Total Non-current	R$ 384,623	R$ 267,908